united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 12/31

Date of reporting period: 6/30/16

Item 1. Reports to Stockholders.

ACM Dynamic Opportunity Fund

Class A Shares – ADOAX

Class I Shares – ADOIX

Semi-Annual Report

June 30, 2016

1-844-798-3833

www.acm-funds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

Dear Shareholder,

For the first half of 2016 (through June 30th), the ACM Dynamic Opportunity Fund (Institutional Class and Retail Class) outperformed its benchmark, the HFRX Equity Hedge Index (“HFRX”), albeit on a relative basis. The Fund generated a net return of -2.90% I-Shares and -3.03% A-Shares from December 31, 2015 through June 30, 2016, outpacing the HFRX which returned -3.92% over the same time period. The Fund did not keep pace with the overall market, as the S&P 500 Index returned +2.69% over that time period.

We came into the year expecting to see a pickup in volatility, and positioned the Fund with an appropriate level of defensiveness, including hedges. For the first 6 weeks of the year, this positioning served the Fund well as it experienced far less downside volatility than the overall market. But as markets bottomed on February 11th, the bounce back was fairly swift and pronounced. Moreover, the most heavily shorted stocks in the market – many of which we considered to be low-quality stocks – were the ones that saw the sharpest increases. During this environment the Fund lagged the overall market primarily due to its hedges but also a focus on higher quality companies.

While some investors always like to compare long/short equity funds to the S&P 500 Index (“SPX”) as a benchmark, we frequently remind them that over shorter time frames a long/short fund will not correlate well with the SPX due to the fact that one is comparing a portfolio with hedges and short positions to a 100% long-only index. That said, we do believe that over a full cycle the Fund can outperform the overall market if we do a good job protecting our gains from the bull market and hedging the portfolio during a bear market.

Market volatility picked up again late in the second quarter of 2016 after the “Brexit” vote. But after a few days of downside volatility, the market once again quickly found its footing and staged a strong bounce. Our take is that the positive action likely has more to do with the aggressive monetary policy from global central banks and extreme quantitative easing more so than a strong upturn in economic fundamentals. GDP growth over the last 3 quarters has averaged roughly 1.0%. And according to Standard & Poor’s, S&P 500 earnings estimates for 2016 are currently 10% lower than they were at the start of the year. As such we remain attentive to the prospect for further market volatility, but also cognizant of the upward bias that the market continues to show.

As of June 30, 2016 the portfolio had an average market capitalization of $10.75 billion. The average P/E ratio was 23.4 and the average ROE was 25.2%. The Fund had 41 long positions at mid-year. Our long portfolio performed fairly well in the first half of 2016 with the biggest drag on performance coming from our hedging strategies. Mainly, the timing of increasing and decreasing our hedge portion of the Fund during the brief downturns we have seen thus far in 2016. This effect can be experienced during choppy markets, but the Fund’s dynamic hedging strategy becomes very effective in stronger trending markets.

Sincerely,

Jordan L. Kahn, CFA
Chief Investment Officer

Defined terms: HFRX Equity Hedge Index – tracks strategies that maintain positions both long and short in primarily equity and equity driven securities. S&P 500 Index – tracks 500 individual stocks chosen for market size, liquidity and industry grouping, among other factors. Long – the holder of the position owns the security and will profit if the price of the security goes up. Short – the holder of the position sells securities it does not own in anticipation of a decline in the market price of the securities. Stop-loss – Designed to limit an investor’s loss on a security position. P/E Ratio – Companies share price divided by its earnings per share. ROE (return on equity) – amount of net income returned as a percentage of shareholders equity. Alpha – Excess returns of a fund relative to the return of a benchmark index.

5463-NLD-08/19/2016

ACM Dynamic Opportunity Fund
Portfolio Review (Unaudited)
June 30, 2016

The Fund's performance figures* for the period ended June 30, 2016, compared to its benchmark:
	6 Months	1 Year	Inception*** through June 30, 2016
ACM Dynamic Opportunity Fund - Class A	(3.03)%	(4.65)%	1.71%
ACM Dynamic Opportunity Fund - Class A with load	(8.62)%	(10.12)%	(2.41)%
ACM Dynamic Opportunity Fund - Class I	(2.90)%	(4.53)%	1.84%
S&P 500 Total Return Index **	3.84%	3.99%	4.86%

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Performance figures for periods less than one year are not annualized. The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.40% and 2.15% of average daily net assets attributable to Class A and Class I shares, respectively, per the most recent prospectus. Class A shares are subject to a maximum sales charge of 5.75%. For performance information current to the most recent month-end, please call 1-844-798-3833.
** The S&P 500 Total Return Index, is a market capitalization-weighted index of 500 widely held common stocks. Investors cannot invest directly in an index.

*** Inception date is January 20, 2015.

Portfolio Composition as of June 30, 2016		% of Net Assets
Retail		12.8%
Internet		7.0%
Computers		6.4%
Software		6.3%
Biotechnology		6.1%
Diversified Financial Services		4.7%
Agriculture		4.1%
Miscellaneous		2.8%
Food		2.8%
Short-Term Investments		26.8%
Other Sectors & Other Assets Less Liabilities - Net		20.2%
		100.0%

Please refer to the Portfolio of Investments in this semi annual report for a detailed analysis of the Fund's holdings.

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2016

Shares		Fair Value
	COMMON STOCK - 70.9%
	AGRICULTURE - 4.1%
9,700	Philip Morris International, Inc.^	$ 986,684
19,000	Reynolds American, Inc.^	1,024,670
		2,011,354
	BEVERAGES - 2.2%
6,500	Constellation Brands, Inc.^	1,075,100

	BIOTECHNOLOGY - 6.1%
19,700	Cambrex Corp. *^	1,019,081
10,000	Celgene Corp.*	986,300
8,500	Ligand Pharmaceuticals, Inc.*^	1,013,795
		3,019,176
	BUILDING MATERIALS - 0.6%
3,500	Drew Industries, Inc.	296,940

	COMMERCIAL SERVICES - 2.7%
10,000	New Oriental Education	418,800
16,000	Vantiv, Inc. - Cl. A *^	905,600
		1,324,400
	COMPUTERS - 6.4%
7,500	EPAM Systems, Inc. *^	482,325
19,400	ExlService Holdings, Inc. *^	1,016,754
15,000	Fleetmatics Group PLC^	649,950
38,000	Genpact Ltd. *^	1,019,920
		3,168,949
	DIVERSIFIED FINANCIAL SERVICES - 4.7%
13,000	Ellie Mae, Inc. *^	1,191,450
15,600	Visa, Inc.^	1,157,052
		2,348,502
	ELECTRICAL COMPONENTS & EQUIPMENT - 2.0%
4,000	Acuity Brands, Inc.^	991,840

	ENGINEERING & CONSTRUCTION - 1.8%
10,000	Dycom Industries, Inc. * ^	897,600

	FOOD - 2.8%
25,700	Hain Celestial Group, Inc.*^	1,278,575
1,000	McCormick & Co., Inc.	106,670
		1,385,245
	HEALTHCARE-SERVICES - 0.5%
5,000	Amedisys, Inc.*	252,400

	HOME BUILDERS - 1.6%
21,500	Installed Building Product*	780,235

	HOUSEHOLD PRODUCTS/WARES - 1.5%
7,150	Helen of Troy Ltd. *^	735,306

	INTERNET - 7.0%
1,500	Alphabet, Inc *^	1,055,295
10,400	Facebook, Inc.*^	1,188,512
8,000	Stamps.com, Inc.*^	699,360
18,000	Weibo Corp-ADR*	511,380
		3,454,547

	MACHINERY-DIVERSIFIED - 1.9%
11,200	Nordson Corp.	936,432

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Shares		Fair Value

	MISCELLANEOUS MANUFACTURING - 2.8%
21,000	Fabrinet*^	$ 779,520
10,000	John Bean Technologies Co.	612,200
		1,391,720
	PHARMACEUTICALS - 1.6%
6,500	Johnson & Johnson^	788,450

	RETAIL - 12.8%
12,000	Dollar General Corp.^	1,128,000
4,900	O'Reilly Automotive, Inc.*^	1,328,390
24,000	Starbucks Corp.^	1,370,880
19,700	Texas Roadhouse, Inc. - Cl. A	898,320
44,000	Tile Shop Hldgs*	874,720
3,000	Ulta Salon Cosmetics & Fragrance, Inc.*^	730,920
		6,331,230
	SEMICONDUCTORS - 1.2%
32,200	MaxLinear, Inc.*^	578,956

	SOFTWARE - 6.3%
28,000	Ebix, Inc.^	1,341,200
13,100	Electronics Arts, Inc.*^	992,456
18,300	Paycom Software*^	790,743
		3,124,399
	WATER - 0.3%
1,500	American Water Works Co., Inc.	126,765

	TOTAL COMMON STOCK (Cost $32,168,446)	35,019,546

	EXCHANGE TRADED FUNDS - 1.7%
10,000	iShare U.S. Real Estate	823,000
	TOTAL EQUITY FUND (Cost $777,293)	823,000

Contracts
	CALL OPTIONS PURCHASED - 0.2% ***
225	SPDR S&P 500 ETF Trust
	Expiration September 2016, Exercise Price $210.00 *	110,700
	TOTAL CALL OPTIONS PURCHASED (Cost - $70,525)	110,700

	PUT OPTIONS PURCHASED - 1.2% **
50	Dycom Industries, Inc.
	Expiration September 2016, Exercise Price $70.00 *	5,875
900	PowerShares QQQ Trust Series
	Expiration December 2016, Exercise Price $100.00 *	279,000
800	SPDR S&P 500 ETF Trust
	Epiration September 2016, Exercise Price $180.00*	76,000

425	SPDR S&P 500 ETF Trust
	Expiration December 2016, Exercise Price $195.00 *	230,350
	TOTAL PUT OPTIONS PURCHASED (Cost - $981,965)	591,225
Shares
	MONEY MARKET FUNDS - 26.8%
13,250,766	Fidelity Institutional Money Market Portfolio Institutional Class, 0.42% ****	13,250,766
	(Cost $13,250,766)

	TOTAL INVESTMENTS (Cost $47,248,995) (a) - 100.8%	$ 49,795,237
	SECURITIES SOLD SHORT (Proceeds ($14,229,231) (a) - (29.5) %	(14,585,482)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 28.7%	14,189,832
	NET ASSETS - 100.0%	$ 49,399,587

ACM Dynamic Opportunity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2016

Shares			Fair Value
	SECURITIES SOLD SHORT - (29.5) %
	EXCHANGE TRADED FUNDS
4,000	iShare Transportation Average ETF		$ 536,560
46,800	Powershares QQQ Trust Series 1		5,032,872
24,200	SPDR S&P 500 ETF Trust		5,070,626
18,100	SPDR S&P Biotech ETF		979,029
29,400	SPDR S&P Homebuilders ETF		986,076
14,100	SPDR S&P Insurance ETF		1,002,651
23,300	SPDR S&P Retail ETF		977,668
	TOTAL EXCHANGE TRADED FUNDS (Proceeds ($14,229,231)		$ 14,585,482

* Non-Income producing security.
** Each Purchased Put Option contract allows the Fund to sell 100 shares of the underlying security at the exercise price.
*** Each Purchased Call Option contract allows the Fund to buy 100 shares of the underlying security at the exercise price.
**** Money market fund; interest rate reflects seven-day effective yield on June 30, 2016.
ETF - Exchange Traded Fund
^ All or a portion of the security held as collateral for securities sold short as of June 30, 2016. Total collateral for securities sold short is $24,909,953.
(a) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes including short sales is $33,260,020 and differs from fair value by unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 2,863,157
		Unrealized Depreciation:	(913,422)
		Net Unrealized Appreciation:	$ 1,949,735

ACM Dynamic Opportunity Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
June 30, 2016

ASSETS
Investment securities:
At cost	$ 47,248,995
At value	$ 49,795,237
Cash	5,868,337
Receivable for securities sold	9,976,642
Dividends and interest receivable	22,207
Receivable for Fund shares sold	29,940
Prepaid expenses	16,573
TOTAL ASSETS	65,708,936

LIABILITIES
Securities sold short, at value (proceeds $14,229,231)	14,585,482
Payable for investments purchased	1,642,880
Investment advisory fees payable	50,273
Payable to Related Parties	4,447
Distribution (12b-1) fees payable	5,869
Accrued expenses and other liabilities	20,398
TOTAL LIABILITIES	16,309,349
NET ASSETS	$ 49,399,587

Composition of Net Assets:
Paid in capital	$ 50,580,076
Undistributed net investment loss	(355,207)
Accumulated net realized loss from investments and securities sold short	(3,015,275)
Net unrealized appreciation on investments and securities sold short	2,189,993
NET ASSETS	$ 49,399,587

Net Asset Value Per Share:
Class A Shares:
Net Assets	28,637,412
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,863,545
Net asset value (Net Assets ÷ Shares Outstanding)
and redemption price per share (a)	$ 15.37
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%)	$ 16.31

Class I Shares:
Net Assets	$ 20,762,175
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,348,372
Net asset value (Net Assets ÷ Shares Outstanding), offering price
and redemption price per share (a)	$ 15.40

(a) The Fund imposes a 1.00% redemption fee for any redemptions of Fund shares occurring within 30 days of purchase.

ACM Dynamic Opportunity Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2016 *

INVESTMENT INCOME
Dividend Income	$ 110,557
Interest	36,635
TOTAL INVESTMENT INCOME	147,192

EXPENSES
Advisory fees	305,752
Distribution (12b-1) fees:
Class A	34,927
Transfer agent fees	32,100
Dividend expense on securities sold short	29,225
Administrative services fees	19,656
Accounting services fees	15,470
Compliance officer fees	13,650
Audit fees	9,613
Printing and postage expenses	9,100
Legal fees	7,280
Trustees fees and expenses	6,408
Custodian fees	3,846
Registration fees	3,640
Interest expenses	3,151
Insurance expense	910
Non 12b-1 shareholder servicing fees	641
Other expenses	7,030
TOTAL EXPENSES	502,399

NET INVESTMENT LOSS	(355,207)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from:
Investments	(1,936,289)
Options	(101,194)
Securities sold short	(130,537)
Net realized loss	(2,168,020)
Net change in unrealized appreciation (depreciation) on:
Investments	1,723,415
Options	(329,639)
Securities sold short	(356,249)
Net change in unrealized appreciation on investments	1,037,527

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(1,130,493)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,485,700)

* The ACM Dynamic Opportunity Fund commenced operations on January 20, 2015.

ACM Dynamic Opportunity Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the Period Ended
	June 30, 2016	December 31, 2015 (*)
	(Unaudited)

INCREASE IN NET ASSETS FROM OPERATIONS
Net investment loss	$ (355,207)	$ (572,565)
Net realized loss on investments and securities sold short	(2,168,020)	(837,076)
Net change in unrealized appreciation on investments and securities sold short	1,037,527	1,152,466
Net decrease in net assets resulting from operations	(1,485,700)	(257,175)
SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,989,127	30,665,098
Class I	2,037,628	23,570,783
Redemption fee proceeds:
Class A	-	124
Class I	-	136
Payments for shares redeemed:
Class A	(2,752,483)	(2,600,151)
Class I	(2,701,534)	(1,066,266)
Net increase from shares of beneficial interest transactions	572,738	50,569,724

NET INCREASE (DECREASE) IN NET ASSETS	(912,962)	50,312,549

NET ASSETS
Beginning of Period	50,312,549	-
End of Period *	$ 49,399,587	$ 50,312,549
*Includes undistributed net investment loss of:	$ (355,207)	$ -

SHARE ACTIVITY
Class A:
Shares Sold	260,089	1,944,010
Shares Redeemed	(179,864)	(160,690)
Net increase in shares of beneficial interest outstanding	80,225	1,783,320

Class I:
Shares Sold	133,740	1,456,577
Shares Redeemed	(176,168)	(65,777)
Net increase (decrease) in shares of beneficial interest outstanding	(42,428)	1,390,800

(*)	The ACM Dynamimc Opportunity Fund commenced operations on January 20, 2015.

ACM Dynamic Opportunity Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class A			Class I
	For the Period Ended	For the Period Ended		For the Period Ended	For the Period Ended
	June 30, 2016 (Unaudited)	Decmeber 31, 2015 (1)		June 30, 2016 (Unaudited)	Decmeber 31, 2015 (1)

Net asset value, beginning of period	$ 15.85	$ 15.00		$ 15.86	$ 15.00

Income from investment operations:
Net investment loss (2)	(0.13)	(0.32)		(0.10)	(0.33)
Net realized and unrealized gain (loss) on investments	(0.35)	1.17		(0.36)	1.19

Redemption fees collected	0.00	0.00	(3)	0.00	0.00	(3)

Net asset value, end of period	$ 15.37	$ 15.85		$ 15.40	$ 15.86

Total return (4)(5)	(3.03)%	5.67%		(2.90)%	5.73%

Net assets, at end of year (000s)	$ 28,637	$ 28,257		$ 20,762	$ 22,056

Ratios/Supplemental Data:

Ratio of gross expenses to average net assets including
dividends from securities sold short and interest expense (6)(7)	2.16%	2.41%		1.91%	2.16%

Ratio of gross expenses to average net assets excluding
dividends from securities sold short and interest expense (6)(7)	2.03%	2.18%		1.78%	1.93%

Ratio of net expenses to average net assets including	2.16%			1.91%
dividends from securities sold short and interest expense (6)(7)		2.41%			2.16%

Ratio of net expenses to average net assets excluding	2.03%			1.78%
dividends from securities sold short and interest expense (6)(7)		2.18%			1.93%

Ratio of net investment loss to average net assets (6)(7)	(1.77)%	(2.09)%		(1.31)%	(2.12)%

Portfolio Turnover Rate (5)	301%	652%		301%	652%

(1) The Fund commenced operations on January 20, 2015.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.
(3) Represents less than $0.01 per share.
(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees and assumes reinvestment of all distributions.
(5) Not annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7) Annualized for periods less than one full year.

ACM Dynamic Opportunity Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

June 30, 2016

1.	ORGANIZATION

The ACM Dynamic Opportunity Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a statutory trust organized under the laws of the State of Delaware on December 5, 2011, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Fund commenced operations on January 20, 2015. The Fund seeks long-term capital appreciation with a short-term focus on capital preservation.

The Fund offers Class A and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees, but have a higher minimum initial investment than Class A shares. All classes are subject to a 1% redemption fee on redemptions made with 30 days of the original purchase. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the year then ended. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale at the mean between the current bid and ask prices on the valuation date. Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. Investments in open-end investment companies are valued at net asset value. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board of Trustees (“Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments *
Common Stock	$ 35,019,546	$ -	$ -	$ 35,019,546
Exchange Traded Funds	823,000	-	-	823,000
Call Options Purchased	110,700	-	-	110,700
Put Options Purchased	591,225	-	-	591,225
Short-Term Investments	13,250,766	-	-	13,250,766
Total Investments	$ 49,795,237	$ -	$ -	$ 49,795,237

Liabilities *
Securities Sold Short
Exchange Traded Funds	$ 14,585,482	$ -	$ -	$ 14,585,482
Total Liabilities	$ 14,585,482	$ -	$ -	$ 14,585,482

* Refer to the Portfolio of Investments for industry classification.

The Fund did not hold any Level 2 or Level 3 securities during the period ended June 30, 2016.

There were no transfers into or out of any level during the current period. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, potentially unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the statement of assets and liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The notional value of the derivative instruments outstanding as of June 30, 2016 as disclosed in the Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Impact of Derivatives on the Statement of Assets and Liabilities and Statement of Operations

The locations on the Statement of Assets and Liabilities of derivative instruments by type of exposure, all of which are not accounted for as hedging instruments under GAAP, are as follows:

Derivative Investment Type	Primary Risk Exposure	Location of Derivatives on Statement of Assets and Liabilities	Fair Value of Asset Derivatives
Put options purchased	Equity Risk	Investment securities, at value	$ 591,225
Call options purchased	Equity Risk	Investment securities, at value	110,700
Total			$ 701,925

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended June 30, 2016:

Derivative Investment Type                       Location of Gain/Loss on Derivative

Equity                                                        Net realized gain (loss) from options

Net change in unrealized appreciation (depreciation) on options

The following is a summary of the Fund’s realized gain (loss) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the period ended June 30, 2016:

Derivative Investment Type	Equity Risk	Total for the Period Ended June 30, 2016
Options purchased	$ (101,194)	$ (101,194)

Changes in unrealized depreciation on derivatives recognized in the Statement of Operations
Derivative Investment Type	Equity Risk	Total for the Period Ended June 30, 2016
Options purchased	$ (329,639)	$ (329,639)

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed annually. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2015 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska, and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the period ended June 30, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $93,484,461 and $88,072,672, respectively.

4. INVESTMENT ADVISORY AGREEMENT, TRANSACTIONS WITH RELATED PARTIES AND OTHER FEES

Ascendant Capital Management, LLC (the “Advisor”) serves as the Fund’s investment advisor. Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee computed and accrued daily and paid monthly, based on the Fund’s average daily net assets and is computed at the annual rate of 1.25%. Pursuant to the advisory agreement, the Fund accrued $305,752 in advisory fees for the period ended June 30, 2016.

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (“Waiver Agreement”) until at least April 30, 2017, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor)), will not exceed 2.40% and 2.15% of the daily average net assets attributable to each of the Class A and Class I shares, respectively. The Advisor may seek reimbursement for expenses waived or paid by it during the prior three fiscal years; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. As of December 31, 2015 there were no previously waived fees subject to recoupment by the Advisor.

The Trust has adopted, with respect to the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for the Fund’s Class A and Class C shares (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. The Plans provide a monthly service and/or distribution fee that will be calculated by the Fund at an annual rate of 0.25% per year of the average daily net assets of the Class A shares to the Distributor to be used to pay for distribution and shareholder servicing activities.  For the period ended June 30, 2016, pursuant to the Plan, Class A shares incurred $34,927.

Northern Lights Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund shares. During the period ended June 30, 2016, the Distributor received $626 in underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”)

GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”)

BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

5. REDEMPTION FEES

The Fund may asses a short term redemption fee of 1.00% of the total redemption amount of shareholders sell their share after holding them for less than thirty days. The redemption fee is paid directly to the Fund from which the redemption is made. For the period ended June 30, 2016, the Fund collected $0 in redemption fees.

6. UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the Fidelity Institutional Money Market Portfolio Institutional Class. The Fund may redeem its investments from this Security at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of this Security. The annual report of the Security, along with the report of the independent registered public accounting firm is included in the Securities N-CSR’s available at “www.sec.gov”. As of June 30, 2016, the percentage of the Fund’s net assets invested in the Fidelity Money Market Portfolio Institutional Class was 26.8%.

7. DISTRIBUTIONS AND TAX COMPONENTS OF CAPITAL

As of December 31, 2015, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$ -	$ -	$ (462,909)	$ (117,443)	$ (26,377)	$ 911,940	$ 305,211

The difference between book basis and tax basis accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses of $462,909.

At December 31, 2015, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total
$ 117,443	$ -	$ 117,443

Permanent book and tax differences, primarily attributable to the reclass of net operating losses, and adjustments for non-deductible expenses and capitalization in lieu of short dividend payments resulted in reclassification for the period ended December 31, 2015 as follows:

Paid	Accumulated	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$ (562,386)	$ 572,565	$ (10,179)

8. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of voting securities of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2016, Charles Schwab held 75.9% of the voting securities for the sole benefit of customers and may be deemed to control the Fund.

9. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

ACM Dynamic Opportunity Fund

EXPENSE EXAMPLES (Unaudited)

June 30, 2016

As a shareholder of the ACM Dynamic Opportunity Fund, you incur two types of costs: (1) transaction costs, such as sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the ACM Dynamic Opportunity Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning January 1, 2016 and ending June 30, 2016.

Table 1. Actual Expenses

Table 1 “Actual Expenses” provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period”.

Table 2. Hypothetical Example for Comparison Purposes

Table 2 below provides information about hypothetical account values and hypothetical expenses based on the ACM Dynamic Opportunity Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
Actual
Expenses		1/1/16	6/30/2016	1/1/16 – 6/30/16
Class A	2.16%	$1,000.00	$969.70	$10.58
Class I	1.91%	$1,000.00	$971.00	$9.36

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period *
Hypothetical
(5% return before expenses)		1/1/16	6/30/2016	1/1/16 – 6/30/16
Class A	2.16%	$1,000.00	$1,014.12	$10.82
Class I	1.91%	$1,000.00	$1,015.37	$9.57

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes – to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes – information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes – information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

Page 2

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡        sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-798-3833 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-798-3833.

INVESTMENT ADVISOR

Ascendant Capital Management, LLC

10866 Wilshire Blvd., Suite 1600

Los Angeles, CA 90024

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ James Ash

James Ash, Principal Executive Officer/President

Date 9/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Ash

James Ash, Principal Executive Officer/President

Date 9/7/16

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 9/7/16